Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Loss before income taxes	$ (182,782)	$ (109,184)
Federal and provincial statutory rates	24.00%	25.00%
Tax at statutory rates	$ (43,868)	$ (27,296)
Adjusted for the effect of:
Non-deductible expenses	1,162	628
Non-taxable capital gains	(257)	(6,184)
Impact of foreign tax rates	(1,474)	(238)
Withholding taxes	937	813
Taxes related to prior years	(1,467)	(1,531)
Tax assets not recognized	37,924	44,112
Other	1,647	650
Income taxes	$ (5,396)	$ 10,954